Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Master Investment Portfolio
Entity Central Index Key	0000915092
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Money Market Master Portfolio
Shareholder Report [Line Items]
Fund Name	Money Market Master Portfolio
Class Name	Money Market Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Money Market Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the BlackRock Cash Funds: Institutional’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(888) 204-3956
.
Additional Information Phone Number	(888) 204-3956
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Master Portfolio	$ 7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Net Assets	$ 68,355,009,433
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 48,762,464
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$ 68,355,009,433
Number of Portfolio Holdings	321
Net Investment Advisory Fees	$ 48,762,464

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Certificates of Deposit	30.5%
Repurchase Agreements	25.8%
Commercial Paper	23.7%
Time Deposits	11.0%
U.S. Treasury Obligations	3.1%
Corporate Bonds	0.9%
Municipal Bonds	0.9%
Other Assets Less Liabilities	4.1

Treasury Money Market Master Portfolio
Shareholder Report [Line Items]
Fund Name	Treasury Money Market Master Portfolio
Class Name	Treasury Money Market Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Money Market Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the BlackRock Cash Funds: Treasury’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(888) 204-3956
.
Additional Information Phone Number	(888) 204-3956
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Treasury Money Market Master Portfolio	$ 7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Net Assets	$ 22,137,359,297
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 17,028,797
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$ 22,137,359,297
Number of Portfolio Holdings	103
Net Investment Advisory Fees	$ 17,028,797

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
U.S. Treasury Obligations	50.1%
Repurchase Agreements	46.0%
Other Assets Less Liabilities	3.9

Diversified Equity Master Portfolio
Shareholder Report [Line Items]
Fund Name	Diversified Equity Master Portfolio
Class Name	Diversified Equity Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Equity Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the BlackRock Diversified Equity Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Equity Master Portfolio	$ 16	0.14%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.14%
Net Assets	$ 2,545,879,607
Holdings Count | Holding	2,521
Advisory Fees Paid, Amount	$ 3,079,761
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$ 2,545,879,607
Number of Portfolio Holdings	2,521
Net Investment Advisory Fees	$ 3,079,761
Portfolio Turnover Rate	113%

Holdings [Text Block]
Sector allocation
Sector (a)	Percent of Net Assets
Information Technology	20.8%
Financials	15.9%
Industrials	11.2%
Consumer Discretionary	9.7%
Health Care	9.3%
Communication Services	6.1%
Consumer Staples	3.4%
Materials	3.2%
Energy	2.9%
Real Estate	2.4%
Utilities	1.5%
Short-Term Securities	18.0%
Liabilities in Excess of Other Assets	(4.4)
Ten largest holdings
Security (b)	Percent of Net Assets
Apple, Inc.	2.7%
Microsoft Corp.	2.6%
NVIDIA Corp.	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.9%
Amazon.com, Inc.	1.6%
Meta Platforms, Inc., Class A	1.0%
Alphabet, Inc., Class A	0.9%
Tencent Holdings Ltd.	0.9%
Tesla, Inc.	0.8%
Broadcom, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security (b)	Percent of Net Assets
Apple, Inc.	2.7%
Microsoft Corp.	2.6%
NVIDIA Corp.	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.9%
Amazon.com, Inc.	1.6%
Meta Platforms, Inc., Class A	1.0%
Alphabet, Inc., Class A	0.9%
Tencent Holdings Ltd.	0.9%
Tesla, Inc.	0.8%
Broadcom, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(b)	Excludes short-term securities.

Total International ex U.S. Index Master Portfolio
Shareholder Report [Line Items]
Fund Name	Total International ex U.S. Index Master Portfolio
Class Name	Total International ex U.S. Index Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Total International ex U.S. Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the iShares MSCI Total International Index Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total International ex U.S. Index Master Portfolio	$ 7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Net Assets	$ 1,841,676,349
Holdings Count | Holding	1,874
Advisory Fees Paid, Amount	$ 551,325
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$ 1,841,676,349
Number of Portfolio Holdings	1,874
Net Investment Advisory Fees	$ 551,325
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of December 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	14.2%
China	8.5%
United States	8.1%
Canada	7.8%
United Kingdom	6.9%
Taiwan	5.8%
India	5.7%
France	5.7%
Germany	5.6%
Australia	4.6%
Other #	28.6%
Liabilities in Excess of Other Assets	(1.5	) %
Ten largest holdings
Security (a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Tencent Holdings Ltd.	1.3%
ASML Holding NV	1.1%
Novo Nordisk A/S, Class B	1.0%
SAP SE	1.0%
Nestle SA, Class N, Registered Shares	0.8%
Toyota Motor Corp.	0.8%
AstraZeneca PLC	0.8%
Roche Holding AG	0.7%
Shell PLC	0.7%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security (a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Tencent Holdings Ltd.	1.3%
ASML Holding NV	1.1%
Novo Nordisk A/S, Class B	1.0%
SAP SE	1.0%
Nestle SA, Class N, Registered Shares	0.8%
Toyota Motor Corp.	0.8%
AstraZeneca PLC	0.8%
Roche Holding AG	0.7%
Shell PLC	0.7%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Large Cap Index Master Portfolio
Shareholder Report [Line Items]
Fund Name	Large Cap Index Master Portfolio
Class Name	Large Cap Index Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the iShares Russell 1000 Large-Cap Index Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Index Master Portfolio	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Net Assets	$ 34,306,582,293
Holdings Count | Holding	1,010
Advisory Fees Paid, Amount	$ 9,722,487
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$ 34,306,582,293
Number of Portfolio Holdings	1,010
Net Investment Advisory Fees	$ 9,722,487
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of December 31, 2024)
Sector allocation
Sector (a)	Percent of Net Assets
Information Technology	30.2%
Financials	14.6%
Consumer Discretionary	11.3%
Health Care	9.9%
Communication Services	9.1%
Industrials	8.9%
Consumer Staples	5.3%
Energy	3.2%
Real Estate	2.3%
Utilities	2.2%
Materials	2.2%
Short-Term Securities	6.2%
Liabilities in Excess of Other Assets	(5.4)
Ten largest holdings
Security (b)	Percent of Net Assets
Apple, Inc.	6.5%
NVIDIA Corp.	5.7%
Microsoft Corp.	5.7%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Alphabet, Inc., Class A	2.0%
Broadcom, Inc.	1.9%
Alphabet, Inc., Class C	1.7%
Berkshire Hathaway, Inc., Class B	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security (b)	Percent of Net Assets
Apple, Inc.	6.5%
NVIDIA Corp.	5.7%
Microsoft Corp.	5.7%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Alphabet, Inc., Class A	2.0%
Broadcom, Inc.	1.9%
Alphabet, Inc., Class C	1.7%
Berkshire Hathaway, Inc., Class B	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(b)	Excludes short-term securities.

S&P 500 Index Master Portfolio
Shareholder Report [Line Items]
Fund Name	S&P 500 Index Master Portfolio
Class Name	S&P 500 Index Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about S&P 500 Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the iShares S&P 500 Index Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Master Portfolio	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 46,451,905,231
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 4,072,597
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$ 46,451,905,231
Number of Portfolio Holdings	507
Net Investment Advisory Fees	$ 4,072,597
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of December 31, 2024)
Sector allocation
Sector (a)	Percent of Net Assets
Information Technology	32.2%
Financials	13.5%
Consumer Discretionary	11.2%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.5%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%
Other*	2.5%
Short-Term Securities	0.7%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security (b)	Percent of Net Assets
Apple, Inc.	7.5%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security (b)	Percent of Net Assets
Apple, Inc.	7.5%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

U.S. Total Bond Index Master Portfolio
Shareholder Report [Line Items]
Fund Name	U.S. Total Bond Index Master Portfolio
Class Name	U.S. Total Bond Index Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Total Bond Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the iShares U.S. Aggregate Bond Index Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Total Bond Index Master Portfolio	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Net Assets	$ 3,028,323,303
Holdings Count | Holding	7,804
Advisory Fees Paid, Amount	$ 1,037,066
Investment Company, Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$ 3,028,323,303
Number of Portfolio Holdings	7,804
Net Investment Advisory Fees	$ 1,037,066
Portfolio Turnover Rate	105%

Holdings [Text Block]
What did the Master
Portfolio
invest in?
(as of December 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments (a)
U.S. Treasury Obligations	44.3%
U.S. Government Sponsored Agency Securities	27.0%
Corporate Bonds	24.7%
Foreign Agency Obligations	2.4%
Non-Agency Mortgage-Backed Securities	0.7%
Asset-Backed Securities	0.5%
Municipal Bonds	0.4%
Capital Trusts	—	% (b)
Credit quality allocation
Credit Rating (c)	Percent of Total Investments (a)
AAA/Aaa (d)	74.7%
AA/Aa	2.8%
A	11.5%
BBB/Baa	11.0%
N/R	—	% (b)
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

International Tilts Master Portfolio
Shareholder Report [Line Items]
Fund Name	International Tilts Master Portfolio
Class Name	International Tilts Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Tilts Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio at blackrock.com/fundreports . You can also request this information by contacting us at (800) 441-7762 .
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Tilts Master Portfolio	$ 41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Net Assets	$ 320,433,097
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 1,270,947
Investment Company, Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$ 320,433,097
Number of Portfolio Holdings	269
Net Investment Advisory Fees	$ 1,270,947
Portfolio Turnover Rate	132%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of December 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	23.7%
United States	11.6%
United Kingdom	11.0%
Germany	10.0%
France	9.4%
Switzerland	7.0%
Australia	6.4%
Netherlands	3.4%
Italy	2.7%
Denmark	2.4%
Other #	13.2%
Liabilities in Excess of Other Assets	(0.8	) %
Ten largest holdings
Security (a)	Percent of Net Assets
SAP SE	2.7%
Roche Holding AG	2.3%
Novartis AG, Class N, Registered Shares	2.3%
Shell PLC	2.3%
BHP Group Ltd., Class DI	1.8%
Deutsche Telekom AG, Class N, Registered Shares	1.7%
Recruit Holdings Co. Ltd.	1.6%
Novo Nordisk A/S, Class B	1.6%
Allianz SE, Registered Shares	1.6%
ABB Ltd., Class N, Registered Shares	1.6%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security (a)	Percent of Net Assets
SAP SE	2.7%
Roche Holding AG	2.3%
Novartis AG, Class N, Registered Shares	2.3%
Shell PLC	2.3%
BHP Group Ltd., Class DI	1.8%
Deutsche Telekom AG, Class N, Registered Shares	1.7%
Recruit Holdings Co. Ltd.	1.6%
Novo Nordisk A/S, Class B	1.6%
Allianz SE, Registered Shares	1.6%
ABB Ltd., Class N, Registered Shares	1.6%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.